SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
SHARE-BASED COMPENSATION
Schedule of fair value of options granted

Year ended,
December 31, 2021
Risk-free rate of interest	2.76%
Estimated volatility rate	67.27%
Dividend yield	5.10%
Expected life (years)	5.00
Exercise price	USD 0.00001

Summary of option activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2022	12,945,337	0.00001	8.03	945,786
Options forfeited in 2022	(755,190)	0.00001	7.75	(43,756)
Options exercised in 2022	(1,584,034)	0.00001	6.03	(91,779)
Options outstanding at June 30, 2022	10,606,113	0.00001	7.75	614,518
Options exercisable at June 30, 2022	3,002,620	0.00001	6.65	173,972
Options vested or expected to be vested at June 30, 2022	10,606,113	0.00001	7.75	614,518

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Share Units	Fair Value
Outstanding at January 1, 2022	6,961,446	52.38
Granted	258,500	43.43
Forfeited	(260,238)	65.41
Vested	(388,702)	66.59
Outstanding at June 30, 2022	6,571,006	50.52

Schedule of share-based compensation expense

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Facilitation, origination and servicing expenses	30,893	34,704
Sales and marketing expenses	5,565	525
General and administrative expenses	90,372	63,604
Total	126,830	98,833